Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 128,917	$ 95,678	$ 17,170
Addition		33,239	78,508
Ending balance	128,917	128,917	95,678
Computer software and Equipment [Member]
Beginning balance	125,524	92,285	17,170
Addition		33,239	75,115
Ending balance	125,524	125,524	92,285
Furniture and Fixtures [Member]
Beginning balance	3,393	3,393
Addition			3,393
Ending balance	$ 3,393	$ 3,393	$ 3,393